UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00524
BNY Mellon Investment Funds III
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
5/31
Date of reporting period:
5/31/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Equity Income Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class A – DQIAX
This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.02%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class A shares returned 34.93%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	27.19%	14.39%	13.62%
without Sales Charge	34.93%	15.75%	14.29%
S&P 500® Index	29.77%	14.14%	15.64%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
36.3%
Financials
12.8%
Communication Services
12.0%
Consumer Discretionary
7.3%
Health Care
7.2%
Consumer Staples
6.3%
Industrials
5.6%
Energy
4.5%
Utilities
3.2%
Materials
2.8%
Real Estate
1.4%
Net Other Assets and Liabilities
0.6%

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6144AR0526

BNY Mellon Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class C – DQICX
This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$208	1.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class C shares returned 33.93%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	32.93%	*	14.88%	13.43%
without Deferred Sales Charge	33.93%		14.88%	13.43%
S&P 500® Index	29.77%		14.14%	15.64%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6145AR0526

BNY Mellon Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class I – DQIRX
This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$92	0.78%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class I shares returned 35.26%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class I	35.26%	16.03%	14.58%
S&P 500® Index	29.77%	14.14%	15.64%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6146AR0526

BNY Mellon Equity Income Fund
ANNUAL
SHAREHOLDER
REPORT
May 31, 2026
Class Y – DQIYX
This annual shareholder report contains important information about BNY Mellon Equity Income Fund (the “Fund”) for the period of June 1, 2025 to May 31, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.75%
How did the Fund perform last year ?
  For the 12-month period ended May 31, 2026, the Fund’s Class Y shares returned 35.28%.
  In comparison, the S&P 500® Index (the “Index”) returned 29.77% for the same period.
What affected the Fund’s performance?
  U.S. equity gains were driven by enthusiasm for large-cap technology, resilient corporate earnings and optimism surrounding Middle East diplomacy. Benchmark performance was stronger in technology and weaker in financials.
  Stock selection in the financials, technology and health care sectors contributed positively to the Fund’s performance relative to the Index.
  The Fund’s emphasis on dividend-paying issues detracted from relative performance, particularly in the communication services sector.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from June 1 , 2016 through May 31, 2026
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index on 5/31/2016. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 5/31/26 )
Share Class	1YR	5YR	10YR
Class Y	35.28%	16.06%	14.67%
S&P 500® Index	29.77%	14.14%	15.64%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,345	116	$13,722,604	28.29%
Portfolio Holdings (as of 5/31/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended May 31, 2025 and May 31, 2024 and the subsequent interim period through January 1, 2026.
This is a summary of certain changes to the Fund since June 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated September 30, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0391AR0526

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Bradley J. Skapyak, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Skapyak is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,500 by KPMG LLP in 2025 and $33,480 by Ernst & Young LLP in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,100 by KPMG LLP in 2025 and $7,465 by KPMG LLP & $4,770 by Ernst & Young LLP in 2026. These services consisted of security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 by KPMG LLP in 2025 and $0 by Ernst & Young LLP in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $0 by KPMG LLP in 2025 and $4,110 by Ernst & Young LLP in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 by KPMG LLP in 2025 and $8,456 by Ernst and Young LLP in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 by KPMG LLP in 2025 and $1,692 by Ernst & Young LLP in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 by KPMG LLP in 2025 and $0 by Ernst & Young LLP in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $5,102,266 by KPMG LLP in 2025 and $3,846,908 by Ernst & Young LLP in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Equity Income Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
May 31, 2026

Class	Ticker
A	DQIAX
C	DQICX
I	DQIRX
Y	DQIYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Equity Income Fund
SCHEDULE OF INVESTMENTS
May 31, 2026

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4%
Automobiles & Components — 1.2%
Tesla, Inc.(a)	62,455	27,217,264
Banks — 5.5%
Bank of America Corp.	357,307	18,437,041
Citigroup, Inc.	93,984	11,832,586
Citizens Financial Group, Inc.	87,938	5,475,020
First Horizon Corp.	341,646	8,278,083
JPMorgan Chase & Co.	200,507	60,013,750
Regions Financial Corp.	246,862	6,912,136
The PNC Financial Services Group, Inc.	47,850	10,580,592
U.S. Bancorp	150,037	8,229,529
		129,758,737
Capital Goods — 4.8%
A.O. Smith Corp.	73,833	4,187,808
Cummins, Inc.	30,733	19,872,880
Honeywell International, Inc.	59,190	14,078,933
Howmet Aerospace, Inc.	50,314	12,993,591
Illinois Tool Works, Inc.	34,056	8,421,368
Johnson Controls International PLC	136,551	18,306,027
Lockheed Martin Corp.	36,014	19,103,626
Masco Corp.	65,101	4,573,345
RTX Corp.	57,600	10,348,416
		111,885,994
Commercial & Professional Services — .4%
Paychex, Inc.	99,775	9,676,179
Consumer Discretionary Distribution & Retail — 3.8%
Amazon.com, Inc.(a)	302,466	81,859,398
Best Buy Co., Inc.	100,534	7,836,626
		89,696,024
Consumer Durables & Apparel — 1.0%
Hasbro, Inc.	162,148	13,972,293
Ralph Lauren Corp.	26,488	9,638,983
		23,611,276
Consumer Services — 1.4%
Darden Restaurants, Inc.	104,752	21,359,980
Las Vegas Sands Corp.	207,110	10,473,553
		31,833,533
Consumer Staples Distribution & Retail — .4%
Target Corp.	20,385	2,590,322
Walmart, Inc.	62,867	7,276,855
		9,867,177
Energy — 4.5%
APA Corp.	255,792	9,318,502
Chevron Corp.	48,323	8,817,014
ConocoPhillips	64,167	7,313,755
Exxon Mobil Corp.	137,158	19,923,571
Kinder Morgan, Inc.	256,345	7,967,203
Phillips 66	164,451	28,923,642

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Energy — 4.5% (continued)
SLB Ltd.	80,545	4,393,730
Valero Energy Corp.	76,385	18,700,576
		105,357,993
Equity Real Estate Investment Trusts — 1.4%
AvalonBay Communities, Inc.(b)	17,283	3,154,320
BXP, Inc.(b)	72,002	4,320,840
Equity Residential(b)	43,722	2,861,605
Essex Property Trust, Inc.(b)	13,454	3,668,099
Host Hotels & Resorts, Inc.(b)	282,783	6,498,353
Simon Property Group, Inc.(b)	49,403	10,123,169
VICI Properties, Inc.(b)	70,817	1,998,456
		32,624,842
Financial Services — 4.5%
BlackRock, Inc.	5,703	5,970,357
Franklin Resources, Inc.	151,000	4,684,020
Morgan Stanley	92,600	19,260,800
Northern Trust Corp.	14,014	2,318,616
State Street Corp.	152,280	23,700,859
T. Rowe Price Group, Inc.	105,559	11,034,082
The Goldman Sachs Group, Inc.	36,377	37,306,796
The Western Union Company	122,476	995,730
		105,271,260
Food, Beverage & Tobacco — 5.9%
Altria Group, Inc.	733,696	51,050,568
Archer-Daniels-Midland Co.	57,802	4,611,444
Conagra Brands, Inc.	186,193	2,472,643
PepsiCo, Inc.	68,674	9,902,104
Philip Morris International, Inc.	293,446	52,051,451
The Hershey Company	66,205	12,845,756
Tyson Foods, Inc., Cl. A	83,140	5,073,203
		138,007,169
Health Care Equipment & Services — 1.8%
Medtronic PLC	369,198	27,250,504
UnitedHealth Group, Inc.	39,129	14,881,150
		42,131,654
Insurance — 2.7%
Assurant, Inc.	151,837	37,787,674
Cincinnati Financial Corp.	30,990	4,878,446
The Allstate Corp.	105,555	21,753,830
		64,419,950
Materials — 2.8%
Avery Dennison Corp.	29,805	4,741,081
CF Industries Holdings, Inc.	100,230	11,260,841
International Paper Co.	136,157	4,557,175
LyondellBasell Industries NV, Cl. A	262,928	17,524,151
Newmont Corp.	78,124	8,578,796
Packaging Corp. of America	45,338	9,924,942
PPG Industries, Inc.	87,850	9,925,293
		66,512,279
Media & Entertainment — 8.0%
Alphabet, Inc., Cl. A	194,979	74,158,313

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Media & Entertainment — 8.0% (continued)
Alphabet, Inc., Cl. C	153,682	57,850,515
Meta Platforms, Inc., Cl. A	72,027	45,557,798
Netflix, Inc.(a)	102,317	8,801,308
Versant Media Group, Inc.	12,346	532,607
		186,900,541
Pharmaceuticals, Biotechnology & Life Sciences — 5.4%
Amgen, Inc.	27,520	9,268,461
Bristol-Myers Squibb Co.	612,771	35,038,246
Eli Lilly & Co.	4,935	5,453,175
Gilead Sciences, Inc.	154,297	20,742,146
Johnson & Johnson	146,642	33,042,842
Merck & Co., Inc.	45,555	5,408,289
Pfizer, Inc.	533,636	13,970,590
Zoetis, Inc.	34,148	2,652,958
		125,576,707
Semiconductors & Semiconductor Equipment — 19.9%
Advanced Micro Devices, Inc.(a)	26,100	13,470,210
Analog Devices, Inc.	22,009	9,108,425
Broadcom, Inc.	277,262	123,872,344
Intel Corp.(a)	49,400	5,665,192
Lam Research Corp.	53,483	17,017,221
Micron Technology, Inc.	15,400	14,953,400
NVIDIA Corp.	803,291	169,606,862
QUALCOMM, Inc.	191,564	48,086,395
Skyworks Solutions, Inc.	355,532	27,678,166
Texas Instruments, Inc.	123,536	37,762,484
		467,220,699
Software & Services — 5.0%
Dolby Laboratories, Inc., Cl. A	63,060	3,519,378
International Business Machines Corp.	23,700	7,057,860
Microsoft Corp.	235,828	106,179,199
		116,756,437
Technology Hardware & Equipment — 11.4%
Apple, Inc.	465,641	145,307,930
Cisco Systems, Inc.	362,827	43,691,627
Corning, Inc.	42,304	7,663,793
NetApp, Inc.	76,704	13,368,740
Seagate Technology Holdings PLC	59,647	52,477,431
TE Connectivity PLC	21,800	4,652,338
		267,161,859
Telecommunication Services — 4.0%
AT&T, Inc.	1,333,879	33,080,199
Comcast Corp., Cl. A	308,670	7,676,623
Verizon Communications, Inc.	1,102,679	52,719,083
		93,475,905
Transportation — .4%
C.H. Robinson Worldwide, Inc.	28,424	5,077,948
FedEx Corp.	13,620	5,608,035
		10,685,983
Utilities — 3.2%
American Electric Power Co., Inc.	75,415	9,552,818

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.4% (continued)
Utilities — 3.2% (continued)
CMS Energy Corp.	75,820	5,502,257
Consolidated Edison, Inc.	32,419	3,424,419
Constellation Energy Corp.	38,180	10,986,295
Dominion Energy, Inc.	84,936	5,685,616
Edison International	245,657	17,181,251
Exelon Corp.	304,582	13,901,123
FirstEnergy Corp.	76,421	3,545,170
NRG Energy, Inc.	34,078	4,569,178
		74,348,127
Total Equity Securities - Common Stocks (cost $1,336,444,808)		2,329,997,589

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $12,867,995)	3.68	12,867,995	12,867,995
Total Investments (cost $1,349,312,803)		99.9%	2,342,865,584
Cash and Receivables (Net)		.1%	1,638,482
Net Assets		100.0%	2,344,504,066

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 5/31/2025	Purchases ($)†	Sales ($)	Value ($) 5/31/2026	Dividends/ Distributions ($)
Registered Investment Companies - .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	14,562,624	349,005,394	(350,700,023)	12,867,995	626,881
Investment of Cash Collateral for Securities Loaned - .0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	365,470	38,303,842	(38,669,312)	-	16,981††
Total - .5%	14,928,094	387,309,236	(389,369,335)	12,867,995	643,862

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	1,336,444,808	2,329,997,589
Affiliated issuers	12,867,995	12,867,995
Receivable for shares of Beneficial Interest subscribed		2,830,017
Dividends and securities lending income receivable		2,422,572
Prepaid expenses		80,442
		2,348,198,615
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		1,536,047
Payable for shares of Beneficial Interest redeemed		1,838,857
Trustees’ fees and expenses payable		66,187
Other accrued expenses		253,458
		3,694,549
Net Assets ($)		2,344,504,066
Composition of Net Assets ($):
Paid-in capital		1,297,411,858
Total distributable earnings (loss)		1,047,092,208
Net Assets ($)		2,344,504,066

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	488,568,885	55,482,283	1,737,511,879	62,941,019
Shares Outstanding	12,013,152	1,390,950	42,602,663	1,532,544
Net Asset Value Per Share ($)	40.67	39.89	40.78	41.07
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended May 31, 2026

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	41,803,126
Affiliated issuers	626,881
Affiliated income net of rebates from securities lending—Note 1(b)	16,981
Total Income	42,446,988
Expenses:
Management fee—Note 3(a)	13,722,604
Shareholder servicing costs—Note 3(c)	2,110,389
Distribution plan fees—Note 3(b)	374,480
Trustees’ fees and expenses—Note 3(d)	248,191
Registration fees	167,551
Professional fees	144,924
Prospectus and shareholders’ reports	114,208
Loan commitment fees—Note 2	48,492
Chief Compliance Officer fees—Note 3(c)	29,208
Shareholder and regulatory reports service fees—Note 3(c)	25,500
Custodian fees—Note 3(c)	24,022
Interest expense—Note 2	1,980
Miscellaneous	31,543
Total Expenses	17,043,092
Less—reduction in expenses due to undertaking—Note 3(a)	(190,356)
Net Expenses	16,852,736
Net Investment Income	25,594,252
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	89,018,322
Net change in unrealized appreciation (depreciation) on investments	478,031,041
Net Realized and Unrealized Gain (Loss) on Investments	567,049,363
Net Increase in Net Assets Resulting from Operations	592,643,615
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2026	2025
Operations ($):
Net investment income	25,594,252	23,511,394
Net realized gain (loss) on investments	89,018,322	44,210,923
Net change in unrealized appreciation (depreciation) on investments	478,031,041	97,518,467
Net Increase (Decrease) in Net Assets Resulting from Operations	592,643,615	165,240,784
Distributions ($):
Distributions to shareholders:
Class A	(12,702,848)	(25,451,477)
Class C	(1,199,327)	(3,291,956)
Class I	(46,884,523)	(76,179,821)
Class Y	(1,142,669)	(1,298,761)
Total Distributions	(61,929,367)	(106,222,015)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	70,077,481	62,767,478
Class C	11,488,160	5,514,402
Class I	524,548,631	668,913,534
Class Y	34,145,581	15,880,749
Distributions reinvested:
Class A	11,048,689	22,791,996
Class C	1,022,809	2,772,837
Class I	42,236,036	66,972,967
Class Y	1,141,049	1,297,586
Cost of shares redeemed:
Class A	(74,288,742)	(60,352,921)
Class C	(15,071,649)	(16,469,725)
Class I	(442,201,391)	(280,318,830)
Class Y	(8,231,636)	(4,107,871)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	155,915,018	485,662,202
Total Increase (Decrease) in Net Assets	686,629,266	544,680,971
Net Assets ($):
Beginning of Period	1,657,874,800	1,113,193,829
End of Period	2,344,504,066	1,657,874,800

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Year Ended May 31,
	2026	2025
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	1,958,090	2,019,968
Shares issued for distributions reinvested	310,483	729,123
Shares redeemed	(2,090,234)	(1,963,765)
Net Increase (Decrease) in Shares Outstanding	178,339	785,326
Class C(a)
Shares sold	327,266	179,214
Shares issued for distributions reinvested	29,174	90,099
Shares redeemed	(431,459)	(546,558)
Net Increase (Decrease) in Shares Outstanding	(75,019)	(277,245)
Class I(b)
Shares sold	14,609,756	21,701,010
Shares issued for distributions reinvested	1,184,088	2,138,683
Shares redeemed	(12,385,281)	(9,098,494)
Net Increase (Decrease) in Shares Outstanding	3,408,563	14,741,199
Class Y
Shares sold	918,146	516,558
Shares issued for distributions reinvested	31,726	41,174
Shares redeemed	(227,319)	(133,695)
Net Increase (Decrease) in Shares Outstanding	722,553	424,037

(a)
During the period ended May 31, 2026, 1,291 Class C shares representing $46,738 were automatically converted to 1,268 Class A shares and during the period ended May 31, 2025, 1,213 Class C shares representing $37,249 were automatically converted to 1,193 Class A shares.

(b)
During the period ended May 31, 2026, 1,394 Class A shares representing $49,266 were exchanged for 1,390 Class I shares and during the period ended May 31,
2025, 14,192 Class A shares representing $434,704 were exchanged for 14,156 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended May 31,
Class A Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	31.05	29.55	23.53	25.63	24.63
Investment Operations:
Net investment income(a)	.41	.45	.49	.54	.44
Net realized and unrealized gain (loss) on investments	10.28	3.28	6.65	(1.18)	1.22
Total from Investment Operations	10.69	3.73	7.14	(.64 )	1.66
Distributions:
Dividends from net investment income	(.38 )	(.43 )	(.49 )	(.53 )	(.44 )
Dividends from net realized gain on investments	(.69 )	(1.80)	(.63 )	(.93 )	(.22 )
Total Distributions	(1.07)	(2.23)	(1.12)	(1.46)	(.66 )
Net asset value, end of period	40.67	31.05	29.55	23.53	25.63
Total Return (%)(b)	34.93	12.66	31.19	(2.37)	6.72
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.02	1.02	1.02	1.05	1.06
Ratio of net expenses to average net assets	1.02	1.02 (c)	1.02 (c)	1.03 (c),(d)	1.03 (d)
Ratio of net investment income to average net assets	1.15	1.46 (c)	1.87 (c)	2.26 (c),(d)	1.72 (d)
Portfolio Turnover Rate	28.29	28.38	28.63	28.06	33.14
Net Assets, end of period ($ x 1,000)	488,569	367,481	326,531	262,479	285,782

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class C Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	30.49	29.06	23.15	25.24	24.27
Investment Operations:
Net investment income(a)	.14	.21	.29	.35	.25
Net realized and unrealized gain (loss) on investments	10.09	3.23	6.55	(1.15)	1.19
Total from Investment Operations	10.23	3.44	6.84	(.80 )	1.44
Distributions:
Dividends from net investment income	(.14 )	(.21 )	(.30 )	(.36 )	(.25 )
Dividends from net realized gain on investments	(.69 )	(1.80)	(.63 )	(.93 )	(.22 )
Total Distributions	(.83 )	(2.01)	(.93 )	(1.29)	(.47 )
Net asset value, end of period	39.89	30.49	29.06	23.15	25.24
Total Return (%)(b)	33.93	11.79	30.23	(3.09)	5.89
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80	1.79	1.81	1.81	1.80
Ratio of net expenses to average net assets(c)	1.78	1.78 (d)	1.78 (d)	1.78 (d)	1.78
Ratio of net investment income to average net assets(c)	.39	.70 (d)	1.12 (d)	1.52 (d)	.97
Portfolio Turnover Rate	28.29	28.38	28.63	28.06	33.14
Net Assets, end of period ($ x 1,000)	55,482	44,703	50,658	49,987	60,485

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Amount inclusive of reduction in expenses due to undertaking.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended May 31,
Class I Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	31.13	29.63	23.59	25.69	24.69
Investment Operations:
Net investment income(a)	.49	.52	.55	.60	.51
Net realized and unrealized gain (loss) on investments	10.31	3.29	6.68	(1.18)	1.21
Total from Investment Operations	10.80	3.81	7.23	(.58 )	1.72
Distributions:
Dividends from net investment income	(.46 )	(.51 )	(.56 )	(.59 )	(.50 )
Dividends from net realized gain on investments	(.69 )	(1.80)	(.63 )	(.93 )	(.22 )
Total Distributions	(1.15)	(2.31)	(1.19)	(1.52)	(.72 )
Net asset value, end of period	40.78	31.13	29.63	23.59	25.69
Total Return (%)	35.26	12.91	31.51	(2.12)	6.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.80	.79	.80	.81	.80
Ratio of net expenses to average net assets(b)	.78	.78 (c)	.78 (c)	.78 (c)	.78
Ratio of net investment income to average net assets(b)	1.38	1.70 (c)	2.11 (c)	2.52 (c)	1.97
Portfolio Turnover Rate	28.29	28.38	28.63	28.06	33.14
Net Assets, end of period ($ x 1,000)	1,737,512	1,220,299	724,496	530,671	670,154

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended May 31,
Class Y Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	31.35	29.82	23.73	25.83	24.83
Investment Operations:
Net investment income(a)	.51	.54	.57	.61	.52
Net realized and unrealized gain (loss) on investments	10.37	3.31	6.71	(1.18)	1.21
Total from Investment Operations	10.88	3.85	7.28	(.57 )	1.73
Distributions:
Dividends from net investment income	(.47 )	(.52 )	(.56 )	(.60 )	(.51 )
Dividends from net realized gain on investments	(.69 )	(1.80)	(.63 )	(.93 )	(.22 )
Total Distributions	(1.16)	(2.32)	(1.19)	(1.53)	(.73 )
Net asset value, end of period	41.07	31.35	29.82	23.73	25.83
Total Return (%)	35.28	12.97	31.58	(2.09)	6.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.75	.75	.75	.76	.75
Ratio of net expenses to average net assets	.75	.75 (b)	.75 (b)	.76 (b)	.75
Ratio of net investment income to average net assets	1.40	1.73 (b)	2.13 (b)	2.54 (b)	2.00
Portfolio Turnover Rate	28.29	28.38	28.63	28.06	33.14
Net Assets, end of period ($ x 1,000)	62,941	25,391	11,508	6,823	7,567

(a)	Based on average shares outstanding.
(b)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Equity Income Fund (the “fund”) is a separate diversified series of BNY Mellon Investment Funds III (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek total return (consisting of capital appreciation and income). BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear distribution and/or shareholder services plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no distribution or shareholder services plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of May 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,329,997,589	—	—	2,329,997,589
Investment Companies	12,867,995	—	—	12,867,995
	2,342,865,584	—	—	2,342,865,584

†	See Schedule of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS (continued)
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended May 31, 2026, BNY earned $2,303 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of May 31, 2026, the fund had no securities on loan.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended May 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended May 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At May 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $13,284,422, undistributed capital gains $43,273,191 and unrealized appreciation $990,534,595.
The tax character of distributions paid to shareholders during the fiscal years ended May 31, 2026 and May 31, 2025 were as follows: ordinary income $24,020,880 and $25,305,910, and long-term capital gains $37,908,487 and $80,916,105, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended May 31, 2026, the fund was charged $1,980 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended May 31, 2026 was approximately $42,192 with a related weighted average annualized interest rate of 4.69%. As of May 31, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .70% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from June 1, 2025 through September 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .78% of the value of the fund’s average daily net assets. On or after September 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $190,356 during the period ended May 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .336% of the value of the fund’s average daily net assets.
During the period ended May 31, 2026, the Distributor retained $29,520 from commissions earned on sales of the fund’s Class A shares, $1,000 and $2,825 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the distribution plan adopted pursuant to Rule 12b-1 under the Act (the “Distribution Plan”), Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more service agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to service agents and the basis on which such payments are made. During the period ended May 31, 2026, Class C shares were charged $374,480 pursuant to the Distribution Plan.
(c) Under the shareholder services plan (the “Shareholder Services Plan”), Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to service agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to service agents. During the period ended May 31, 2026, Class A and Class C shares were charged $1,058,609 and $124,827, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2026, the fund was charged $35,482 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2026, the fund was charged $24,022 pursuant to the custody agreement.
During the period ended May 31, 2026, the fund was charged $29,208 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended May 31, 2026, the Custodian was compensated $25,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $1,357,963, Distribution Plan fees of $34,768, Shareholder Services Plan fees of $113,328, Custodian fees of $13,652, Chief Compliance Officer fees of $4,003, Transfer Agent fees of $9,090 and shareholder and regulatory reports service fees of $11,667, which are offset against an expense reimbursement currently in effect in the amount of $8,424.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2026, amounted to $673,503,309 and $551,227,638, respectively.
At May 31, 2026, the cost of investments for federal income tax purposes was $1,352,330,989; accordingly, accumulated net unrealized appreciation on investments was $990,534,595, consisting of $1,025,698,561 gross unrealized appreciation and $35,163,966 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Equity Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Equity Income Fund (the “Fund”) (one of the funds constituting BNY Mellon Investment Funds III (the “Trust”)), including the schedule of investments, as of May 31, 2026, and the related statements of operations, changes in net assets, and the financial highlights for the year then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Investment Funds III) at May 31, 2026, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.
The statement of changes in net assets for the year ended May 31, 2025, and the financial highlights for each of the four years in the period then ended, were audited by another independent registered public accounting firm whose report, dated July 23, 2025, expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
July 22, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund reports the maximum amount allowable, but not less than $24,020,880 as ordinary income dividends paid during the year ended May 31, 2026 as qualified dividend income in accordance with Section 854(b)(1)(B) of the Internal Revenue Code. Also, the fund reports the maximum amount allowable but not less than 97.55% of ordinary income dividends paid during the year ended May 31, 2026 as eligible for the corporate dividends received deduction provided under Section 243 of the Internal Revenue Code in accordance with Section 854(b)(1)(A) of the Internal Revenue Code. Shareholders will receive notification in early 2027 of the percentage applicable to the preparation of their 2026 income tax returns. The fund also hereby reports $.6838 per share as a long-term capital gain distribution and $.0054 per share as a short-term capital gain distribution paid on December 10, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
(a) The Fund is a series of BNY Mellon Investment Funds III (the “Trust”). KPMG LLP (“KPMG”) was the independent registered public accounting firm for the Fund until its dismissal on January 1, 2026.
During each of the two fiscal years ended May 31, 2025 and May 31, 2024, and the subsequent interim period through January 1, 2026, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreement in connection with KPMG’s reports on the financial statements. In addition, there have been no reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
The audit reports of KPMG on the financial statements of the Fund as of and for the fiscal years ended May 31, 2025 and May 31, 2024 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
The Fund provided KPMG with a copy of the foregoing disclosures and has requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission (the “SEC”) stating whether KPMG agrees with the above statements. A copy of the letter from KPMG is filed as an Exhibit to this Form N-CSR.
(b) At a meeting held on August 19, 2025, the Audit Committee and Board of the Trust approved the appointment of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm effective January 1, 2026. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. Accordingly, a change in the Fund’s independent registered public accounting firm was deemed to occur as of January 1, 2026.

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $277,399.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Trustees (the “Board”) held on March 3-4, 2026, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day-to-day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and Sub-Investment Advisory Agreement, the “Agreements”), between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional equity income funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional equity income funds (the “Performance Universe”), all for various periods ended December 31, 2025, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional equity income funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians for all periods. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices. The Board noted that the fund had a five star rating for each of the three-, five- and ten-year periods and a five star overall rating from Morningstar based on Morningstar’s risk-adjusted return measures.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was approximately equivalent to the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were approximately equivalent to the Expense Group median and were approximately equivalent to the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until September 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..78%.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees and total expenses of the one fund advised by the Adviser that is in the same Lipper category as the fund (the “Similar Fund”), and explained the nature of the Similar Fund. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Fund to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are satisfactory and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2026 BNY Mellon Securities Corporation
Code-6144NCSRAR0526

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2. (a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Investment Funds III

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: July 31, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: July 31, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(a)(5)(i) Change in Registrant's Independent Public Accountant attached hereto.

(a)(5)(ii) Letter from Registrant's former Independent Public Accountant attached hereto.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)